TAXATION - Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Composition of Income Tax Expense
Income (loss) before income tax expense - PRC entities		¥ 875,175	¥ 823,007	¥ 745,639
Income (loss) before income tax expense - Non-PRC entities		(175,289)	(78,909)	(193,694)
Income before income tax expense	$ 100,804	¥ 699,886	¥ 744,098	¥ 551,945